Operating Leases (Details) ₪ in Thousands	1 Months Ended						12 Months Ended
	Mar. 31, 2019 USD ($)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 ILS (₪)	Jul. 28, 2016 USD ($)	Jul. 28, 2016 ILS (₪)	Nov. 15, 2015 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
ASU 2016-02 Transition [Abstract]
Monthly payments	$ 15,000	$ 3,000	₪ 10	$ 8,500	₪ 30	$ 25,000
Reimbursed building adjustments costs						$ 689,000
Restricted deposit							$ 181,000
Rent expense							$ 633,000	$ 619,000	$ 331,000
Variable lease payments								$ 9,000